INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before income taxes	$ 70,084	$ 51,843	$ 24,429
Statutory tax rate	23.00%	23.00%	24.00%
Theoretical income tax expense	$ 16,119	$ 11,924	$ 5,863
Excess tax benefits related to share-based compensation	(6,391)	(6,726)	(5,050)
Non-deductible expenses	3,002	3,011	2,081
Intra-entity intellectual property transfer		1,768
Unrecognized tax benefits	1,343	697	645
Foreign and preferred enterprise tax rates differential	(6,717)	(5,710)	(1,792)
Impact of Tax Cuts and Jobs Act of 2017			6,492
Other	(336)	(193)	175
Income tax expense	$ 7,020	$ 4,771	$ 8,414